Goodwill and Intangible Assets - Future Amortization of Finite Intangibles (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2019	$ 11,350
2020	9,941
2021	8,820
2022	8,912
2023	7,924
Total	$ 46,947